COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in AOCI
Balance at the beginning of the period	$ 58,135
Balance at the end of the period	69,470	$ 58,135
Accumulated other comprehensive income/(loss)
Changes in AOCI
Balance at the beginning of the period	(973)	1,058	$ 1,632
Other comprehensive income/(loss) retained in AOCI	3,479	(2,137)	(760)
Other comprehensive (income)/loss reclassified to earnings, Pension and OPEB	16	41	21
Total before tax impact	3,680	(1,908)	(620)
Income tax on amounts retained in AOCI	148	(30)	102
Income tax on amounts reclassified to earnings	(41)	(93)	(56)
Tax impact	107	(123)	46
Sponsored Vehicle buy-in	(142)
Balance at the end of the period	2,672	(973)	1,058
Accumulated other comprehensive income/(loss) | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	157	207	147
Accumulated other comprehensive income/(loss) | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	(1)	(7)	(11)
Accumulated other comprehensive income/(loss) | Forward currency contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	7	(6)	1
Accumulated other comprehensive income/(loss) | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	22	(6)	(18)
Cash Flow Hedges
Changes in AOCI
Balance at the beginning of the period	(644)	(746)	(688)
Other comprehensive income/(loss) retained in AOCI	(244)	1	(216)
Total before tax impact	(59)	189	(97)
Income tax on amounts retained in AOCI	57	(16)	91
Income tax on amounts reclassified to earnings	(37)	(71)	(52)
Tax impact	20	(87)	39
Sponsored Vehicle buy-in	(87)
Balance at the end of the period	(770)	(644)	(746)
Cash Flow Hedges | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	157	207	147
Cash Flow Hedges | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	(1)	(7)	(11)
Cash Flow Hedges | Forward currency contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	7	(6)	1
Cash Flow Hedges | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	22	(6)	(18)
Net Investment Hedges
Changes in AOCI
Balance at the beginning of the period	(139)	(629)	(795)
Other comprehensive income/(loss) retained in AOCI	(509)	478	171
Total before tax impact	(509)	478	171
Income tax on amounts retained in AOCI	50	12	(5)
Tax impact	50	12	(5)
Balance at the end of the period	(598)	(139)	(629)
Cumulative Translation Adjustment
Changes in AOCI
Balance at the beginning of the period	77	2,700	3,365
Other comprehensive income/(loss) retained in AOCI	4,301	(2,623)	(665)
Total before tax impact	4,301	(2,623)	(665)
Tax impact	0	0	0
Balance at the end of the period	4,323	77	2,700
Equity Investees
Changes in AOCI
Balance at the beginning of the period	10	37	37
Other comprehensive income/(loss) retained in AOCI	16	(11)	(5)
Total before tax impact	16	(11)	(5)
Income tax on amounts retained in AOCI	8	(16)	5
Tax impact	8	(16)	5
Balance at the end of the period	34	10	37
Pension and OPEB Adjustment
Changes in AOCI
Balance at the beginning of the period	(277)	(304)	(287)
Other comprehensive income/(loss) retained in AOCI	(85)	18	(45)
Other comprehensive (income)/loss reclassified to earnings, Pension and OPEB	16	41	21
Total before tax impact	(69)	59	(24)
Income tax on amounts retained in AOCI	33	(10)	11
Income tax on amounts reclassified to earnings	(4)	(22)	(4)
Tax impact	29	(32)	7
Balance at the end of the period	$ (317)	$ (277)	$ (304)